Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan		9,964,153
Reduction in Aggregate Common Shares Authorized Per Share Issued Pursuant to Stock Options or Stock Appreciation Rights		0.286
Employee Stock Option [Member]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised
Intrinsic Value of Options Exercised	[1]	$ 0.0	$ 0.0	$ 3.1
Summary of Stock Option Transactions
Options, Outstanding, Beginning Balance		0	0	188,500
Weighted Average Exercise Price, Outstanding, Beginning Balance				$ 30.17
Options, Granted		0	0	0
Options, Exercised/Converted		0	0	(187,500)
Weighted Average Exercise Price, Exercised/Converted				$ 30.18
Options, Forfeited/Expired		0	0	(1,000)
Weighted Average Exercise Price, Forfeited/Expired				$ 27.95
Options, Outstanding, Ending Balance		0	0	0
Options Exercisable		0	0	0
Stock Based Compensation (Textuals) [Abstract]
Maximum Contractual Term for Stock Options (in years)		10 years
Performance Units [Member]
Performance Units
Awarded Units		575,000	16,900	1,284,200
Weighted Average Grant Date Fair Value, Granted		$ 59.19	$ 49.73	$ 46.23
Vesting Period (in years)		3 years	3 years	3 years
Certified Performance Scores and Units Earned
Certified Performance Score		176.30%	147.80%	118.80%
Performance Units Earned		1,202,107	889,697	749,219
Performance Units Manditorily Deferred as AEP Career Shares		41,707	40,831	72,883
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program		54,074	39,526	39,691
Performance Units to be Paid in Cash		1,106,326	809,340	636,645
Cash Payouts
Cash Payouts for Performance Units		$ 48.1	$ 29.3	$ 43.9
Cash Payouts for AEP Career Share Distributions		$ 3.0	$ 4.3	$ 3.7
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 59.19	$ 49.73	$ 46.23
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		59.19	49.73	46.23
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 59.19	$ 49.73	$ 46.23
Stock Based Compensation (Textuals) [Abstract]
Performance Score by HR Committee, Lower Range		0.00%
Performance Score by HR Committee, Higher Range		200.00%
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation (Textuals) [Abstract]
Maximum Contractual Term of Outstanding Restricted Stock Units (in months)		40 months
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units		103,600	98,900	100,900
Weighted Average Grant Date Fair Value, Granted		$ 54.35	$ 53.35	$ 45.42
Vesting Period	[2]	(a)	(a)	(a)
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 54.35	$ 53.35	$ 45.42
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		54.35	53.35	45.42
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 54.35	$ 53.35	$ 45.42
Restricted Shares and Restricted Stock Units [Member]
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested		$ 18.3	$ 18.7	$ 15.3
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	[3]	$ 24.2	$ 24.9	$ 20.4
Restricted Stock [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 58.56	$ 50.36	$ 46.24
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		397,500	64,100	644,400
Weighted Average Grant Date Fair Value		$ 58.56	$ 50.36	$ 46.24
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		783,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 44.59
Shares/Units, Granted		397,500	64,100	644,400
Weighted Average Grant Date Fair Value, Granted		$ 58.56	$ 50.36	$ 46.24
Shares/Units, Vested		(425,400)
Weighted Average Grant Date Fair Value, Vested		$ 42.94
Shares/Units, Forfeited		(33,800)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 51.07
Nonvested, Shares/Units, Ending Balance		721,300	783,000
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 52.48	$ 44.59
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		397,500	64,100	644,400
Weighted Average Grant Date Fair Value		$ 58.56	$ 50.36	$ 46.24
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		397,500	64,100	644,400
Shares/Units, Vested		(425,400)
Total Aggregate Intrinsic Value of Nonvested Shares		$ 41.0
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)		1.9 years
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 55.46	$ 54.08	$ 45.81
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		24,900	25,400	32,700
Weighted Average Grant Date Fair Value		$ 55.46	$ 54.08	$ 45.81
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		24,900	25,400	32,700
Weighted Average Grant Date Fair Value, Granted		$ 55.46	$ 54.08	$ 45.81
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		24,900	25,400	32,700
Weighted Average Grant Date Fair Value		$ 55.46	$ 54.08	$ 45.81
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		24,900	25,400	32,700
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash		10 years
Cash Payouts for Stock Unit Accumulation Plan		$ 1.0	$ 5.0	$ 2.0
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	[4]	63.8	85.4	56.4
Actual Tax Benefit Realized		22.3	29.9	19.7
Total Compensation Cost Capitalized		20.3	23.1	13.2
Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for Tax Deductions from Stock Options Exercised
Cash Received from Stock Options Exercised		0.0	0.0	5.7
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised		0.0	$ 0.0	$ 1.0
Stock Based Compensation (Textuals) [Abstract]
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted		$ 72.0
Weighted-average Period of Unrecognized Compensation Costs (in years)		1.4 years
Granted 2010 [Member] | Restricted Stock [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member] | August 3, 2013 through August 3, 2015 [Member]
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		165,520
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		165,520
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		165,520
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		165,520

[1]	Intrinsic value is calculated as market price at exercise dates less the option exercise price.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP career shares vest immediately when the dividend is awarded but are not paid in cash until after the participant’s employment ends.
[3]	Intrinsic value is calculated as market price at exercise date.
[4]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.